Significant Accounting Policies - Goodwill (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies
Goodwill impairment charges	¥ 0	¥ 0	¥ 0